Transactions with Affiliates - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
		May 31, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Note receivable - Anadarko	[1]		$ 260,000,000	$ 260,000,000
Above-market component of swap agreements with Anadarko	[1],[2]		51,618,000	58,551,000	$ 45,820,000
Contributions of equity-based compensation from Anadarko	[1]		$ 5,727,000	4,563,000	4,214,000
Western Gas Partners Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			3 years
Equity-based compensation expense			$ 400,000	400,000	400,000
Unvested equity-based compensation expense			$ 100,000
Weighted-average term of unvested awards			5 months
Western Gas Equity Partners Long-Term Incentive Plan [Member] | Anadarko Incentive Plan [Member]
Related Party Transaction [Line Items]
Equity-based compensation expense			$ 6,600,000	4,600,000	5,200,000
Contributions of equity-based compensation from Anadarko			5,727,000	$ 4,563,000	$ 4,214,000
Unvested equity-based compensation expense			$ 12,500,000
Weighted-average term of unvested awards			2 years
Natural Gas [Member] | Gathering, Treating, Transportation and Disposal [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			7.00%	34.00%	37.00%
Natural Gas [Member] | Processing [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			40.00%	41.00%	53.00%
Crude Oil, NGLs and Produced Water [Member] | Gathering, Treating, Transportation and Disposal [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			85.00%	81.00%	86.00%
Commodity Price Swap Agreement [Member]
Related Party Transaction [Line Items]
Net gains (losses) on commodity price swap agreements			$ (7,875,000)
Affiliates [Member]
Related Party Transaction [Line Items]
Note receivable - Anadarko		$ 260,000,000
Note receivable, due date		May 14, 2038
Fixed annual rate for note receivable bearing interest		6.50%
Affiliates [Member] | Commodity Price Swap Agreement [Member]
Related Party Transaction [Line Items]
Net gains (losses) on commodity price swap agreements			(7,875,000)	$ 600,000	$ 28,500,000
Affiliates [Member] | Level 2 Inputs [Member] | Valuation, Market Approach [Member]
Related Party Transaction [Line Items]
Fair value of the note receivable			$ 279,600,000	$ 325,200,000
Independent Director [Member] | Western Gas Partners Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			1 year

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 6.